Document And Entity Information	Aug. 10, 2021
Document Information Line Items
Entity Registrant Name	SILVERSUN TECHNOLOGIES, INC.
Trading Symbol	SSNT
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001236275
Document Period End Date	Aug. 10, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50302
Entity Tax Identification Number	16-1633636
Entity Address, Address Line One	120 Eagle Rock Ave
Entity Address, City or Town	East Hanover
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07936
City Area Code	(973)
Local Phone Number	396-1720
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Security Exchange Name	NASDAQ